Assets and Liabilities Held for Sale - Disclosure of Detailed Information about Assets and Liabilities Held for Sale (Detail) - CAD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale		$ 83
Liabilities related to assets held for sale		13
Disposal of property, plant and equipment [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale		77
Decommissioning liability [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Liabilities related to assets held for sale		7
Cash [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale		2
Accounts receivable [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale		4
Accounts payable and accrued liabilities [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Liabilities related to assets held for sale		$ 6